PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Russell™ Large Cap
Growth Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 99.0%
Communication Services: 12.9%
284,276
Alphabet, Inc. - Class A
$ 43,960,441
3 .4
234,691  Alphabet, Inc. - Class
C
36,665,775
2 .9
93,172  Meta Platforms, Inc.
- Class A
53,700,614
4 .2
27,034
(1)
Netflix, Inc.
25,210,016
2 .0
9,283
(1)
Spotify Technology SA
5,105,928
0 .4
164,642,774
12 .9
Consumer Discretionary: 15.1%
27,041
(1)
Airbnb, Inc. - Class A
3,230,318
0 .3
451,702
(1)
Amazon.com, Inc.
85,940,823
6 .7
973
(1)
AutoZone, Inc.
3,709,835
0 .3
1,964
Booking Holdings, Inc.
9,047,971
0 .7
86,294
(1)
Chipotle Mexican Grill,
Inc.
4,332,822
0 .3
19,491
(1)
DoorDash, Inc. - Class
A
3,562,370
0 .3
50,011
Home Depot, Inc.
18,328,531
1 .4
7,338
(1)
Lululemon Athletica,
Inc.
2,077,094
0 .2
2,914
McDonald's Corp.
910,246
0 .1
46,155
NIKE, Inc. - Class B
2,929,919
0 .2
3,368
(1)
O'Reilly Automotive,
Inc.
4,824,929
0 .4
55,550
Starbucks Corp.
5,448,900
0 .4
165,361
(1)
Tesla, Inc.
42,854,957
3 .4
42,310
TJX Cos., Inc.
5,153,358
0 .4
192,352,073
15 .1
Consumer Staples: 4.6%
140,543
Coca-Cola Co.
10,065,690
0 .8
28,236
Colgate-Palmolive Co.
2,645,713
0 .2
28,011  Costco Wholesale
Corp.
26,492,243
2 .1
5,256  Estee Lauder Cos.,
Inc. - Class A
346,896
0.0
8,603
Kimberly-Clark Corp.
1,223,519
0 .1
35,703
(1)
Monster Beverage
Corp.
2,089,339
0 .2
68,622
PepsiCo, Inc.
10,289,183
0 .8
33,246
Procter & Gamble Co.
5,665,783
0 .4
58,818,366
4 .6
Financials: 2.8%
13,128
American Express Co.
3,532,089
0 .3
24,651  Apollo Global
Management, Inc.
3,375,708
0 .3
45,585
Blackstone, Inc.
6,371,871
0 .5
10,468
Charles Schwab Corp.
819,435
0.0
11,377
(1)
Fiserv, Inc.
2,512,383
0 .2
5,127  Goldman Sachs
Group, Inc.
2,800,829
0 .2
12,253
KKR & Co., Inc.
1,416,569
0 .1
4,267  Marsh & McLennan
Cos., Inc.
1,041,276
0 .1
9,982
Moody's Corp.
4,648,518
0 .4
4,275
Morgan Stanley
498,764
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
31,134
Progressive Corp.
$ 8,811,233
0 .7
35,828,675
2 .8
Health Care: 8.0%
48,358
AbbVie, Inc.
10,131,968
0 .8
26,395
Amgen, Inc.
8,223,362
0 .6
1,547
Cigna Group
508,963
0.0
7,058
(1)
Edwards Lifesciences
Corp.
511,564
0.0
2,350
Elevance Health, Inc.
1,022,156
0 .1
48,956
Eli Lilly & Co.
40,433,250
3 .2
2,865
HCA Healthcare, Inc.
990,001
0 .1
22,320
(1)
Intuitive Surgical, Inc.
11,054,426
0 .9
3,456
McKesson Corp.
2,325,853
0 .2
160,211
Merck & Co., Inc.
14,380,539
1 .1
555  Regeneron
Pharmaceuticals, Inc.
351,998
0.0
6,790
Stryker Corp.
2,527,578
0 .2
3,951  UnitedHealth Group,
Inc.
2,069,336
0 .2
8,168
(1)
Vertex
Pharmaceuticals, Inc.
3,960,010
0 .3
23,535
Zoetis, Inc.
3,875,038
0 .3
102,366,042
8 .0
Industrials: 3.8%
6,390
3M Co.
938,435
0 .1
24,101  Automatic Data
Processing, Inc.
7,363,579
0 .6
7,751
(1)
Boeing Co.
1,321,933
0 .1
4,331
Caterpillar, Inc.
1,428,364
0 .1
20,727
Cintas Corp.
4,260,020
0 .3
51,345
(1)
Copart, Inc.
2,905,614
0 .2
14,621
General Electric Co.
2,926,393
0 .2
6,382  Honeywell
International, Inc.
1,351,388
0 .1
6,934
Illinois Tool Works, Inc.
1,719,701
0 .1
4,264
Lockheed Martin Corp.
1,904,771
0 .2
4,877  Trane Technologies
PLC
1,643,159
0 .1
695
TransDigm Group, Inc.
961,387
0 .1
128,417
(1)
Uber Technologies,
Inc.
9,356,463
0 .7
18,462
Union Pacific Corp.
4,361,463
0 .4
25,331  Waste Management,
Inc.
5,864,380
0 .5
48,307,050
3 .8
Information Technology: 50.4%
27,501
(1)
Adobe, Inc.
10,547,459
0 .8
67,128
(1)
Advanced Micro
Devices, Inc.
6,896,731
0 .5
43,502  Amphenol Corp.
- Class A
2,853,296
0 .2
668,036
Apple, Inc.
148,390,837
11 .7
47,249
Applied Materials, Inc.
6,856,775
0 .5
65,089
(1)
Arista Networks, Inc.
5,043,096
0 .4
10,205
(1)
Atlassian Corp. - Class
A
2,165,603
0 .2
13,608
(1)
Autodesk, Inc.
3,562,574
0 .3

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Russell™ Large Cap
Growth Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
237,450
Broadcom, Inc.
$ 39,756,254
3 .1
17,218
(1)
Cadence Design
Systems, Inc.
4,379,054
0 .3
14,537
(1)
Crowdstrike Holdings,
Inc. - Class A
5,125,455
0 .4
2,737  Dell Technologies, Inc.
- Class C
249,478
0.0
32,528
(1)
Fortinet, Inc.
3,131,145
0 .3
17,252
Intuit, Inc.
10,592,555
0 .8
8,399
KLA Corp.
5,709,640
0 .5
81,212
Lam Research Corp.
5,904,112
0 .5
4,330  Marvell Technology,
Inc.
266,598
0.0
51,522  Mastercard, Inc.
- Class A
28,240,239
2 .2
340,721
Microsoft Corp.
127,903,256
10 .1
4,955  Motorola Solutions,
Inc.
2,169,349
0 .2
1,077,517
NVIDIA Corp.
116,781,292
9 .2
100,990
Oracle Corp.
14,119,412
1 .1
40,874
(1)
Palo Alto Networks,
Inc.
6,974,739
0 .6
66,181
Qualcomm, Inc.
10,166,063
0 .8
49,513
Salesforce, Inc.
13,287,309
1 .0
12,973
(1)
ServiceNow, Inc.
10,328,324
0 .8
19,723
(1)
Snowflake, Inc. - Class
A
2,882,714
0 .2
9,741
(1)
Synopsys, Inc.
4,177,428
0 .3
6,958
Texas Instruments, Inc.
1,250,353
0 .1
108,998
Visa, Inc. - Class A
38,199,439
3 .0
13,368
(1)
Workday, Inc. - Class A
3,121,829
0 .3
641,032,408
50 .4
Materials: 0.7%
13,689
Ecolab, Inc.
3,470,435
0 .3
13,497
Sherwin-Williams Co.
4,713,018
0 .4
5,546
Southern Copper Corp.
518,329
0.0
8,701,782
0 .7
Real Estate: 0.6%
29,494
American Tower Corp.
6,417,895
0 .5
329
Equinix, Inc.
268,250
0.0
1,518
Public Storage
454,322
0 .1
7,140,467
0 .6
Utilities: 0.1%
3,163  Constellation Energy
Corp.
637,756
0 .1
Total Common Stock
(Cost $328,415,629)
1,259,827,393
99 .0
Shares Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: 0.6%
36,490  iShares Russell Top
200 Growth ETF
$ 7,697,200
0 .6
Total Exchange-Traded
Funds
(Cost $7,608,900)
7,697,200
0 .6
Total Long-Term
Investments
(Cost $336,024,529)
1,267,524,593
99 .6
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 0.2%
Mutual Funds: 0.2%
2,903,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.270%
(Cost $2,903,000) $ 2,903,000 0 .2
Total Short-Term
Investments
(Cost $2,903,000)
2,903,000
0 .2
Total Investments in
Securities
(Cost $338,927,529) $ 1,270,427,593 99 .8
Assets in Excess of
Other Liabilities 2,868,997 0.2
Net Assets $ 1,273,296,590 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
Voya Russell™ Large Cap
Growth Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock* $ 1,259,827,393 $ — $ — $ 1,259,827,393
Exchange-Traded Funds 7,697,200 — — 7,697,200
Short-Term Investments 2,903,000 — — 2,903,000
Total Investments, at fair value $ 1,270,427,593 $ — $ — $ 1,270,427,593
Liabilities Table
Other Financial Instruments+
Futures $ (2,871) $ — $ — $ (2,871)
Total Liabilities $ (2,871) $ — $ — $ (2,871)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2025, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
S&P 500 E-Mini 11 06/20/25 $ 3,109,288 $ (2,871)
$ 3,109,288 $ (2,871)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 936,590,123
Gross Unrealized Depreciation (5,090,059)
Net Unrealized Appreciation $ 931,500,064